Net Investment and Interest Income	12 Months Ended
Mar. 31, 2013
Disclosure Text Block [Abstract]
Note 8. Net Investment and Interest Income
Note 8.  Net Investment and Interest Income
Net investment and interest income, were as follows:
	Years Ended March 31,
	2013	2012	2011
	(In thousands)
Fixed maturities	$50,696	$41,439	$32,782
Real estate	380	81	361
Insurance policy loans	1,126	489	259
Mortgage loans	17,952	7,002	5,249
Short-term, amounts held by ceding reinsurers, net and other investments	367	1,084	749
Investment income	70,521	50,095	39,400
Less: investment expenses	(1,375)	(1,338)	(1,269)
Investment income - Related party	13,757	24,795	24,614
Net investment and interest income	$82,903	$73,552	$62,745